TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 5,938	$ 8,403
Allowances, reserves and intangible assets	809	993
Deferred tax assets before valuation allowance	6,747	9,396
Less - valuation allowance	(888)	(2,891)
Deferred tax assets	5,859	6,505
Capitalized software costs	(1,772)	(1,575)
Deferred tax assets, net	$ 4,087	$ 4,930